Quarterly Holdings Report
for

Fidelity Advisor® Multi-Asset Income Fund

March 31, 2019

AMAI-QTLY-0519
1.9865901.103

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 20.8%
	Principal Amount	Value
Convertible Bonds - 4.3%
COMMUNICATION SERVICES - 1.4%
Media - 1.4%
Liberty Media Corp. 1.375% 10/15/23	$806,000	$903,445
CONSUMER DISCRETIONARY - 2.9%
Hotels, Restaurants & Leisure - 1.8%
Caesars Entertainment Corp. 5% 10/1/24	540,638	768,436
Sea Ltd. 2.25% 7/1/23 (a)	300,000	414,944
		1,183,380
Internet & Direct Marketing Retail - 1.1%
MercadoLibre, Inc. 2% 8/15/28 (a)	541,000	727,307
TOTAL CONSUMER DISCRETIONARY		1,910,687

TOTAL CONVERTIBLE BONDS		2,814,132

Nonconvertible Bonds - 16.5%
COMMUNICATION SERVICES - 2.7%
Entertainment - 0.7%
Viacom, Inc. 6.25% 2/28/57 (b)	425,000	426,063
Media - 2.0%
Altice SA 7.75% 5/15/22 (a)	480,000	480,000
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/1/27 (a)	435,000	437,719
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25	5,000	5,273
CSC Holdings LLC 7.5% 4/1/28 (a)	370,000	396,474
Time Warner Cable, Inc. 6.55% 5/1/37	5,000	5,531
		1,324,997
Wireless Telecommunication Services - 0.0%
Sprint Communications, Inc. 7% 3/1/20 (a)	25,000	25,656
TOTAL COMMUNICATION SERVICES		1,776,716
CONSUMER DISCRETIONARY - 0.8%
Diversified Consumer Services - 0.8%
Laureate Education, Inc. 8.25% 5/1/25 (a)	473,000	513,205
CONSUMER STAPLES - 1.9%
Food Products - 1.9%
CF Industries Holdings, Inc. 4.95% 6/1/43	600,000	514,500
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	685,000	708,975
		1,223,475
ENERGY - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
California Resources Corp. 8% 12/15/22 (a)	540,000	424,062
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27	490,000	513,888
Comstock Escrow Corp. 9.75% 8/15/26 (a)	785,000	722,200
Consolidated Energy Finance SA 6.5% 5/15/26 (a)	450,000	447,750
MEG Energy Corp. 7% 3/31/24 (a)	430,000	400,975
Petroleos Mexicanos 6.75% 9/21/47	14,000	12,916
The Williams Companies, Inc. 5.75% 6/24/44	20,000	22,035
		2,543,826
FINANCIALS - 0.9%
Banks - 0.1%
Royal Bank of Scotland Group PLC 6% 12/19/23	30,000	32,039
Capital Markets - 0.1%
Goldman Sachs Group, Inc. 5.15% 5/22/45	30,000	31,808
Morgan Stanley 5% 11/24/25	30,000	32,178
		63,986
Consumer Finance - 0.7%
Ally Financial, Inc. 8% 11/1/31	385,000	474,513
TOTAL FINANCIALS		570,538
HEALTH CARE - 1.2%
Health Care Providers & Services - 0.5%
Community Health Systems, Inc. 6.25% 3/31/23	330,000	309,788
CVS Health Corp.:
4.1% 3/25/25	5,000	5,136
4.3% 3/25/28	4,000	4,057
4.78% 3/25/38	2,000	1,983
5.05% 3/25/48	3,000	3,024
HCA Holdings, Inc. 6.5% 2/15/20	10,000	10,292
		334,280
Pharmaceuticals - 0.7%
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	305,000	311,481
5.875% 5/15/23 (a)	97,000	97,970
		409,451
TOTAL HEALTH CARE		743,731
INDUSTRIALS - 3.1%
Aerospace & Defense - 1.0%
Bombardier, Inc.:
7.5% 12/1/24 (a)	315,000	327,206
7.875% 4/15/27 (a)	320,000	330,000
		657,206
Air Freight & Logistics - 0.9%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	570,000	576,413
Commercial Services & Supplies - 0.1%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	90,000	85,050
Road & Rail - 1.1%
Hertz Corp. 5.5% 10/15/24 (a)	525,000	440,344
Uber Technologies, Inc. 8% 11/1/26 (a)	255,000	271,575
		711,919
TOTAL INDUSTRIALS		2,030,588
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment & Components - 0.4%
TTM Technologies, Inc. 5.625% 10/1/25 (a)	245,000	235,506
IT Services - 0.4%
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	265,000	257,050
TOTAL INFORMATION TECHNOLOGY		492,556
MATERIALS - 1.1%
Chemicals - 0.4%
TPC Group, Inc. 8.75% 12/15/20 (a)	230,000	226,550
Metals & Mining - 0.7%
First Quantum Minerals Ltd. 7.5% 4/1/25 (a)	505,000	483,538
TOTAL MATERIALS		710,088
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Omega Healthcare Investors, Inc. 4.5% 4/1/27	17,000	17,064
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	30,000	32,244

TOTAL NONCONVERTIBLE BONDS		10,654,031

TOTAL CORPORATE BONDS
(Cost $13,116,134)		13,468,163

U.S. Government and Government Agency Obligations - 9.2%
U.S. Treasury Inflation-Protected Obligations - 0.2%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/45	20,000	20,594
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/25	$30,000	$31,836
0.625% 1/15/26	60,000	64,314

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		116,744

U.S. Treasury Obligations - 9.0%
U.S. Treasury Bonds:
3% 2/15/49	81,000	84,091
3.375% 11/15/48	4,601,000	5,132,445
U.S. Treasury Notes:
1.75% 6/30/22	100,000	98,527
2% 12/31/21	99,000	98,428
2.125% 12/31/22	80,000	79,706
2.125% 3/31/24	99,000	98,497
2.625% 2/15/29	100,000	101,945
2.75% 2/28/25	110,000	112,827

TOTAL U.S. TREASURY OBLIGATIONS		5,806,466

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,649,299)		5,923,210

Municipal Securities - 0.0%
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33
(Cost $14,021)	15,000	14,739

Foreign Government and Government Agency Obligations - 1.5%
Brazilian Federative Republic 5.625% 2/21/47 (Cost $974,864)	$990,000	$984,392
	Shares	Value

Common Stocks - 48.7%
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	9,300	291,648
Verizon Communications, Inc.	3,620	214,051
		505,699
Entertainment - 0.3%
The Walt Disney Co.	1,800	199,854
Interactive Media & Services - 1.1%
Alphabet, Inc. Class A (c)	600	706,134
Media - 0.7%
Comcast Corp. Class A	12,300	491,754
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (c)	5,450	376,595

TOTAL COMMUNICATION SERVICES		2,280,036

CONSUMER DISCRETIONARY - 3.1%
Hotels, Restaurants & Leisure - 1.1%
Marriott International, Inc. Class A	1,800	225,162
McDonald's Corp.	1,625	308,588
Recipe Unlimited Corp.	6,900	131,045
Royal Caribbean Cruises Ltd.	78	8,940
		673,735
Internet & Direct Marketing Retail - 0.5%
eBay, Inc.	9,400	349,116
Leisure Products - 0.6%
BRP, Inc.	14,600	405,109
Specialty Retail - 0.9%
Lowe's Companies, Inc.	5,204	569,682
TJX Companies, Inc.	233	12,398
		582,080
Textiles, Apparel & Luxury Goods - 0.0%
PVH Corp.	27	3,293

TOTAL CONSUMER DISCRETIONARY		2,013,333

CONSUMER STAPLES - 5.7%
Beverages - 0.7%
Diageo PLC	156	6,384
PepsiCo, Inc.	3,453	423,165
		429,549
Food & Staples Retailing - 1.5%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	8,200	483,035
Walmart, Inc.	5,129	500,231
		983,266
Food Products - 2.5%
Bunge Ltd.	14,000	742,980
Conagra Brands, Inc.	10,300	285,722
JBS SA	46,500	189,071
McCormick & Co., Inc. (non-vtg.)	27	4,067
Nestle SA sponsored ADR	4,050	386,046
The Kraft Heinz Co.	156	5,093
		1,612,979
Household Products - 0.7%
Colgate-Palmolive Co.	3,100	212,474
Procter & Gamble Co.	2,100	218,505
		430,979
Personal Products - 0.3%
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	155	9,037
(NY Reg.)	3,850	224,417
		233,454
Tobacco - 0.0%
Altria Group, Inc.	134	7,696
Philip Morris International, Inc.	134	11,844
		19,540

TOTAL CONSUMER STAPLES		3,709,767

ENERGY - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
BP PLC sponsored ADR	11,400	498,408
Cheniere Energy, Inc. (c)	6,700	458,012
Chevron Corp.	3,146	387,524
ConocoPhillips Co.	5,712	381,219
DHT Holdings, Inc.	57,800	257,788
Phillips 66 Co.	78	7,423
Suncor Energy, Inc.	225	7,292
Targa Resources Corp.	8,400	349,020
The Williams Companies, Inc.	13,500	387,720
Valero Energy Corp.	5,878	498,631
		3,233,037
FINANCIALS - 5.7%
Banks - 5.2%
Bank of America Corp.	32,728	902,966
Citigroup, Inc.	7,800	485,316
JPMorgan Chase & Co.	8,704	881,106
M&T Bank Corp.	1,819	285,619
PNC Financial Services Group, Inc.	2,550	312,783
SunTrust Banks, Inc.	3,278	194,222
U.S. Bancorp	5,600	269,864
Wells Fargo & Co.	384	18,555
		3,350,431
Insurance - 0.5%
Chubb Ltd.	2,404	336,752
Marsh & McLennan Companies, Inc.	78	7,324
MetLife, Inc.	152	6,471
		350,547

TOTAL FINANCIALS		3,700,978

HEALTH CARE - 4.9%
Biotechnology - 0.4%
Amgen, Inc.	1,532	291,049
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co.	75	18,730
Health Care Providers & Services - 1.6%
Cigna Corp.	24	3,860
CVS Health Corp.	6,040	325,737
HCA Holdings, Inc.	1,925	250,982
UnitedHealth Group, Inc.	1,812	448,035
		1,028,614
Pharmaceuticals - 2.9%
AstraZeneca PLC (United Kingdom)	104	8,301
Bristol-Myers Squibb Co.	7,855	374,762
Johnson & Johnson	3,725	520,718
Merck & Co., Inc.	2,600	216,242
Roche Holding AG:
(participation certificate)	41	11,298
sponsored ADR (d)	14,450	496,936
Sanofi SA sponsored ADR	5,278	233,710
		1,861,967

TOTAL HEALTH CARE		3,200,360

INDUSTRIALS - 4.2%
Aerospace & Defense - 0.4%
General Dynamics Corp.	21	3,555
Northrop Grumman Corp.	9	2,426
United Technologies Corp.	1,871	241,153
		247,134
Air Freight & Logistics - 0.4%
Deutsche Post AG	57	1,855
United Parcel Service, Inc. Class B	2,100	234,654
		236,509
Electrical Equipment - 0.7%
Fortive Corp.	5,400	453,006
Industrial Conglomerates - 0.8%
General Electric Co.	20,769	207,482
Honeywell International, Inc.	2,025	321,813
		529,295
Machinery - 0.9%
Deere & Co.	1,850	295,704
Ingersoll-Rand PLC	2,406	259,728
Wabtec Corp.	3	221
		555,653
Professional Services - 0.6%
Equifax, Inc.	29	3,437
FTI Consulting, Inc. (c)	5,500	422,510
		425,947
Road & Rail - 0.4%
Norfolk Southern Corp.	1,265	236,416

TOTAL INDUSTRIALS		2,683,960

INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 1.5%
Cisco Systems, Inc.	13,936	752,405
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	20,900	191,862
		944,267
Electronic Equipment & Components - 0.4%
Corning, Inc.	7,000	231,700
IT Services - 0.6%
Amdocs Ltd.	29	1,569
IBM Corp.	2,700	380,970
Paychex, Inc.	42	3,368
		385,907
Semiconductors & Semiconductor Equipment - 4.8%
Broadcom, Inc.	1,450	436,030
Intel Corp.	8,500	456,450
Lam Research Corp.	2,100	375,921
Microchip Technology, Inc. (d)	4,200	348,432
Micron Technology, Inc. (c)	11,600	479,428
NXP Semiconductors NV	4,755	420,294
Qualcomm, Inc.	10,853	618,947
		3,135,502
Software - 2.3%
Microsoft Corp.	12,708	1,498,782
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	9,951	1,890,192
Western Digital Corp.	6,500	312,390
		2,202,582

TOTAL INFORMATION TECHNOLOGY		8,398,740

MATERIALS - 1.4%
Chemicals - 0.0%
DowDuPont, Inc.	220	11,728
Metals & Mining - 1.4%
BHP Billiton Ltd. sponsored ADR (d)	7,200	393,624
Southern Copper Corp.	12,300	488,064
		881,688

TOTAL MATERIALS		893,416

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	151	29,756
Simon Property Group, Inc.	4,810	876,430
		906,186
UTILITIES - 0.8%
Electric Utilities - 0.8%
Exelon Corp.	269	13,485
Vistra Energy Corp.	19,011	494,856
		508,341
Multi-Utilities - 0.0%
Ameren Corp.	124	9,120

TOTAL UTILITIES		517,461

TOTAL COMMON STOCKS
(Cost $29,305,090)		31,537,274

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Insurance - 0.2%
American International Group, Inc. 5.85% (c)
(Cost $140,000)	5,600	141,736
	Principal Amount	Value

Bank Loan Obligations - 12.2%
CONSUMER DISCRETIONARY - 4.8%
Diversified Consumer Services - 2.2%
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 4/26/24 (b)(e)	327,892	327,361
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 6.0289% 11/14/22 (b)(e)	834,876	810,456
WASH Multifamily Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7486% 5/14/22 (b)(e)	294,237	283,203
		1,421,020
Hotels, Restaurants & Leisure - 0.9%
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.993% 2/1/24 (b)(e)	590,000	567,433
Internet & Direct Marketing Retail - 1.7%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4986% 9/25/24 (b)(e)	1,162,051	1,134,161

TOTAL CONSUMER DISCRETIONARY		3,122,614

ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.8705% 12/31/21 (b)(e)	225,000	236,954
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2455% 12/31/22 (b)(e)	280,000	274,926
		511,880
FINANCIALS - 1.0%
Capital Markets - 0.4%
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.8489% 3/1/25 (b)(e)	250,000	247,083
Diversified Financial Services - 0.6%
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.243% 10/1/25 (b)(e)	413,963	401,618

TOTAL FINANCIALS		648,701

INDUSTRIALS - 3.9%
Commercial Services & Supplies - 3.3%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.493% 2/27/25 (b)(e)	2,193,190	2,126,035
Road & Rail - 0.6%
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.4928% 4/4/25 (b)(e)	423,932	423,826

TOTAL INDUSTRIALS		2,549,861

INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.1%
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 2/7/26 (e)(f)	30,000	29,950
IT Services - 0.6%
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.2428% 10/11/26 (b)(e)	188,861	185,556
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2428% 10/11/25 (b)(e)	211,735	208,692
		394,248
Software - 0.6%
Landesk Group, Inc. term loan 3 month U.S. LIBOR + 4.250% 6.75% 1/20/24 (b)(e)	199,519	197,899
Vertafore, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6.053% 7/2/25 (b)(e)	199,500	195,652
		393,551

TOTAL INFORMATION TECHNOLOGY		817,749

MATERIALS - 0.4%
Containers & Packaging - 0.4%
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.6258% 12/29/23 (b)(e)	234,402	226,686
TOTAL BANK LOAN OBLIGATIONS
(Cost $7,978,217)		7,877,491
	Shares	Value

Fixed-Income Funds - 2.7%
iShares JPMorgan USD Emerging Markets Bond ETF
(Cost $1,635,869)	15,580	1,714,735
	Principal Amount	Value

Preferred Securities - 3.4%
FINANCIALS - 2.3%
Banks - 2.3%
Barclays PLC 8% (b)(g)	420,000	429,450
Citigroup, Inc. 5.9% (b)(g)	625,000	636,719
JPMorgan Chase & Co. 5.15% (b)(g)	210,000	211,460
Wells Fargo & Co. 5.875% (b)(g)	215,000	229,728
		1,507,357
INDUSTRIALS - 1.1%
Industrial Conglomerates - 1.1%
General Electric Co. 5% (b)(g)	755,000	703,698
TOTAL PREFERRED SECURITIES
(Cost $2,053,135)		2,211,055
	Shares	Value

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 2.48% (h)	2,532,486	2,532,992
Fidelity Securities Lending Cash Central Fund 2.48% (h)(i)	838,340	838,424
TOTAL MONEY MARKET FUNDS
(Cost $3,371,415)		3,371,416
TOTAL INVESTMENT IN SECURITIES - 103.9%
(Cost $64,238,044)		67,244,211
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(2,532,160)
NET ASSETS - 100%		$64,712,051

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,341,950 or 14.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing

 (d) Security or a portion of the security is on loan at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) The coupon rate will be determined upon settlement of the loan after period end.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,772
Fidelity Securities Lending Cash Central Fund	701
Total	$6,473

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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